Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a),(b) ($)	Total Shareholder Return ($)	Peer Group(c) Total Shareholder Return ($)	Net Income (in Millions) ($)	Adjusted Operating EBITDA (In Millions)(d) ($)

2025	20,646,678	15,888,457	4,222,082	3,637,074	84.24	93.84	729	1,441

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	The PEO reflected in the tables is Jon Kemp. The following table indicates the Non-PEO NEOs included in the average for the indicated year:

Year	Matthew Harbaugh	Chuck Xu	Peter Hennessey	Kathleen Fortebuono

2025	NEO	NEO	NEO	NEO

Peer Group Issuers, Footnote	Peer Group reflects the same peer group used for purposes of the performance graph under Regulation S-K Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 (S&P Composite 1500 Semiconductors & Semiconductor Equipment).
PEO Total Compensation Amount	$ 20,646,678
PEO Actually Paid Compensation Amount	$ 15,888,457
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards(1) ($)	Change in Pension Value ($)	Equity Value(2) ($)	Pension Value(2) ($)	CAP ($)

2025	20,646,678	-18,665,272	—	+13,907,051	—	15,888,457

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (c)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (d)	Value of Dividends on Equity Awards ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) - (d) + (e)

2025	13,988,136	(62,926)	(18,159)	—	—	13,907,051

Non-PEO NEO Average Total Compensation Amount	$ 4,222,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,637,074
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, the following amounts were respectively deducted from and added to the total of the compensation shown in the Summary Compensation Table (SCT) for the applicable year:
Non-PEO NEO SCT Total to CAP Reconciliation
(all amounts shown as averages for Non-PEO NEOs):

		Deductions from SCT Total		Additions to SCT Total

Year	SCT Total ($)	Stock Award and Option Awards(1) ($)	Change in Pension Value ($)	Equity Value(2) ($)	Pension Value(2) ($)	CAP ($)

2025	4,222,082	-3,350,804	—	+2,765,796	—	3,637,074
(1)    Represents the grant date fair value of equity-based awards granted each year.
(2)    The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments for the PEO and Non-PEOs are provided in the tables below.

Year	Year End Fair Value of Awards Granted in the Year ($) (a)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($) (c)	Prior Year End Fair Value of Awards Failing to Meet Vesting Conditions During the Year ($) (d)	Value of Dividends on Equity Awards ($) (e)	Total Equity Award Adjustments ($) (a) + (b) + (c) - (d) + (e)

2025	2,777,420	(9,424)	(2,200)	—	—	2,765,796

Tabular List, Table
The three measures listed below, in no particular order, represent the three most important financial performance measures used by Qnity to link the CAP of the NEOs for 2025 to the Company’s performance as further described in our CD&A above within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”

Most Important Financial Performance Measures
Adjusted Operating EBITDA	Organic Sales	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 84.24
Peer Group Total Shareholder Return Amount	93.84
Net Income (Loss)	$ 729,000,000
Company Selected Measure Amount	1,441,000,000
PEO Name	Jon Kemp
Additional 402(v) Disclosure	This measure has been designated as the “Company-Selected Measure” for 2025, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2025. Adjusted Operating EBITDA is a non-GAAP financial measure, calculated as set forth in Appendix A.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,665,272)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,907,051
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,988,136
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,926)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,159)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,350,804)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,765,796
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,777,420
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,424)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,200)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0